Loss Before Income Tax - Schedule of Depreciation and Amortization (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation and amortization	$ 348,498	$ 331,752	$ 282,224
Right-of-Use Assets
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation and amortization	319,725	308,682	264,804
Property, Plant and Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation and amortization	24,653	18,950	14,856
Intangible Assets
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation and amortization	$ 4,120	$ 4,120	$ 2,564